Shareholder Report, Holdings (Details)	Apr. 30, 2025
Indexperts Gorilla Aggressive Growth ETF | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Indexperts Gorilla Aggressive Growth ETF | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Indexperts Gorilla Aggressive Growth ETF | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Indexperts Gorilla Aggressive Growth ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Indexperts Gorilla Aggressive Growth ETF | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Indexperts Gorilla Aggressive Growth ETF | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Indexperts Gorilla Aggressive Growth ETF | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Indexperts Gorilla Aggressive Growth ETF | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Indexperts Gorilla Aggressive Growth ETF | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Indexperts Gorilla Aggressive Growth ETF | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Indexperts Gorilla Aggressive Growth ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Indexperts Gorilla Aggressive Growth ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Indexperts Gorilla Aggressive Growth ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Indexperts Gorilla Aggressive Growth ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Indexperts Gorilla Aggressive Growth ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Indexperts Gorilla Aggressive Growth ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Indexperts Gorilla Aggressive Growth ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Indexperts Gorilla Aggressive Growth ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Indexperts Gorilla Aggressive Growth ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Indexperts Gorilla Aggressive Growth ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Indexperts Quality Earnings Focused ETF | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Indexperts Quality Earnings Focused ETF | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Indexperts Quality Earnings Focused ETF | T-Mobile US Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Indexperts Quality Earnings Focused ETF | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Indexperts Quality Earnings Focused ETF | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Indexperts Quality Earnings Focused ETF | Williams Cos Inc/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Indexperts Quality Earnings Focused ETF | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Indexperts Quality Earnings Focused ETF | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Indexperts Quality Earnings Focused ETF | Kroger Co/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Indexperts Quality Earnings Focused ETF | Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Indexperts Quality Earnings Focused ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Indexperts Quality Earnings Focused ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Indexperts Quality Earnings Focused ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Indexperts Quality Earnings Focused ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Indexperts Quality Earnings Focused ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Indexperts Quality Earnings Focused ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Indexperts Quality Earnings Focused ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Indexperts Quality Earnings Focused ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Indexperts Quality Earnings Focused ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Indexperts Quality Earnings Focused ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Indexperts Yield Focused Fixed Income ETF | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Indexperts Yield Focused Fixed Income ETF | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Indexperts Yield Focused Fixed Income ETF | Goldman Sachs Financial Square Government Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Indexperts Yield Focused Fixed Income ETF | Travelers Cos Inc/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Indexperts Yield Focused Fixed Income ETF | Genuine Parts Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Indexperts Yield Focused Fixed Income ETF | Rockwell Automation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Indexperts Yield Focused Fixed Income ETF | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Indexperts Yield Focused Fixed Income ETF | HCA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Indexperts Yield Focused Fixed Income ETF | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Indexperts Yield Focused Fixed Income ETF | Walt Disney Co/The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Indexperts Yield Focused Fixed Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Indexperts Yield Focused Fixed Income ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Indexperts Yield Focused Fixed Income ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Indexperts Yield Focused Fixed Income ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Indexperts Yield Focused Fixed Income ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Indexperts Yield Focused Fixed Income ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Indexperts Yield Focused Fixed Income ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Indexperts Yield Focused Fixed Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Indexperts Yield Focused Fixed Income ETF | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Indexperts Yield Focused Fixed Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%